THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2001
                                   (unaudited)

   Principal                                                              Maturity    Interest
    Amount                                                                  Date        Rate           Value
  ----------                                                              --------    ---------    ------------
               MUNICIPAL BONDS (65.9%)
               EDUCATION (4.2%)
 $1,400,000    Connecticut State Health & Educational Facilities
                 Authority, Yale University Revenue* ..................   01/02/02      1.850%     $ 1,400,000
  2,500,000    Connecticut State Health & Educational Facilities
                 Authority, Yale University Revenue* ..................   01/02/02      1.800        2,500,000
  5,500,000    Connecticut State Health & Educational Facilities
                 Authority, Yale University Revenue* ..................   01/02/02      1.450        5,500,000
  1,200,000    East Carolina University, North Carolina* ..............   01/02/02      1.800        1,200,000
  1,000,000    Louisiana State University, Agricultural &
                 Mechanical College* ..................................   01/02/02      1.500        1,000,000
  1,900,000    Massachusetts State Industrial Finance Agency,
                 Showa Women's Institute Revenue* .....................   01/02/02      1.950        1,900,000
                                                                                                  ------------
               TOTAL EDUCATION ........................................                             13,500,000
                                                                                                  ------------
               ESCROWED TO MATURITY (a) (0.5%)
  1,000,000    District of Columbia ...................................   06/01/02      6.000        1,015,522
    580,000    District of Columbia ...................................   06/01/02      4.650          586,269
                                                                                                  ------------
               TOTAL ESCROWED TO MATURITY (a) .........................                              1,601,791
                                                                                                  ------------
               GENERAL OBLIGATIONS (19.2%)
    550,000    Aldine, Texas, Independent School District .............   02/15/02      4.750          550,899
  1,900,000    Charlotte, North Carolina ..............................   02/01/02      5.000        1,903,579
  1,820,000    Columbus, Ohio .........................................   05/15/02      5.000        1,841,531
  5,000,000    Connecticut State* .....................................   01/02/02      1.600        5,000,000
    200,000    Delaware State .........................................   03/01/02      4.250          200,355
    650,000    Dundee, Michigan, Community School District ............   05/01/02      5.250          657,190
    535,000    Ewing Twp, New Jersey, School District .................   08/01/02      5.300          542,857
  1,000,000    Fairfax County, Virginia ...............................   05/01/02      4.700        1,007,488
  3,000,000    Georgia State ..........................................   07/01/02      4.000        3,019,980
  1,860,000    Henrico County, Virginia ...............................   01/15/02      4.500        1,861,128
  1,200,000    Kansas City, Missouri, School District .................   06/01/02      6.100        1,218,981
    355,000    Lancaster County, Pennsylvania, Cocalico
                 School District ......................................   03/01/02      4.500          355,736
  2,250,000    Mecklenburg, North Carolina ............................   04/01/02      4.750        2,260,830
  4,000,000    Minneapolis, Minnesota* ................................   01/03/02      1.600        4,000,000
    400,000    Minneapolis, Minnesota* ................................   01/03/02      1.600          400,000
  1,980,000    Minneapolis, Minnesota* ................................   01/03/02      1.600        1,980,000
  1,250,000    Minnesota State ........................................   06/01/02      4.750        1,261,368
  1,000,000    Minnesota State ........................................   08/01/02      5.700        1,017,004
  3,500,000    New York, New York* ....................................   01/02/02      1.900        3,500,000
    400,000    New York, New York* ....................................   01/02/02      1.800          400,000
  1,000,000    New York, New York* ....................................   01/02/02      1.800        1,000,000
  3,600,000    New York, New York* ....................................   01/02/02      1.800        3,600,000
    500,000    Pennsylvania State .....................................   06/01/02      5.000          506,419
  1,000,000    Pima County, Arizona, School District ..................   07/01/02      4.750        1,009,903

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                                   (unaudited)

   Principal                                                              Maturity    Interest
    Amount                                                                  Date        Rate           Value
  ----------                                                              --------    ---------    ------------
               GENERAL OBLIGATIONS (CONTINUED)
 $1,200,000    Prince George's County, Maryland .......................   01/01/02      5.000%    $  1,200,000
    500,000    Rhode Island State .....................................   06/15/02      6.000          507,038
  1,850,000    Richardson, Texas, Independent School District .........   02/15/02      4.000        1,852,274
  3,635,000    Seattle, Washington* ...................................   01/02/02      1.750        3,635,000
  2,100,000    Seminole County, Florida, School District ..............   08/01/02      5.900        2,149,022
  3,345,000    Stamford, Connecticut ..................................   08/15/02      4.000        3,375,325
    500,000    Troy, Michigan, City School District ...................   05/01/02      4.500          503,512
    900,000    Utah State* ............................................   01/02/02      1.550          900,000
  1,500,000    Utah State .............................................   07/01/02      5.500        1,520,012
  1,000,000    Virginia State .........................................   06/01/02      6.000        1,013,167
  4,750,000    Virginia State .........................................   06/01/02      5.600        4,807,490
  1,065,000    Virginia State .........................................   06/01/02      4.750        1,076,454
    500,000    Wilson, Pennsylvania, Area School District .............   02/15/02      4.500          500,730
                                                                                                  ------------
               TOTAL GENERAL OBLIGATIONS ..............................                             62,135,272
                                                                                                  ------------
               HEALTH CARE (3.5%)
  1,300,000    Golden Valley, Minnesota, Industrial Development* ......   01/16/02      3.400        1,300,000
  5,500,000    Illinois Health Care Facilities Authority* .............   01/02/02      1.650        5,500,000
    480,000    Kansas City, Missouri, Hospital Revenue* ...............   01/02/02      1.950          480,000
    900,000    Kansas City, Missouri, Hospital Revenue* ...............   01/02/02      1.950          900,000
  1,500,000    Oklahoma State Industrial Authority* ...................   01/02/02      1.900        1,500,000
    500,000    Washington State Health Care Facilities Authority* .....   01/02/02      1.950          500,000
  1,000,000    Washington State Health Care Facilities Authority* .....   01/02/02      1.950        1,000,000
                                                                                                  ------------
               TOTAL HEALTH CARE ......................................                             11,180,000
                                                                                                  ------------
               INDUSTRIAL (4.3%)
  1,500,000    Burke County, Georgia, Development Authority,
                 Pollution Control Revenue* ...........................   01/02/02      1.750        1,500,000
    600,000    Delaware County, Pennsylvania, Industrial
                 Development Authority* ...............................   01/02/02      1.550          600,000
    500,000    Emery County, Utah, Pollution Control Revenue* .........   01/02/02      1.900          500,000
  1,000,000    Hurley, New Mexico, Pollution Control Revenue* .........   01/02/02      1.900        1,000,000
  1,000,000    Jackson County, Mississippi, Port Facilities Revenue* ..   01/02/02      1.900        1,000,000
    500,000    Lincoln County, Wyoming, Pollution Control Revenue* ....   01/02/02      1.850          500,000
  2,200,000    Lincoln County, Wyoming, Pollution Control Revenue* ....   01/02/02      1.800        2,200,000
    800,000    Midlothian, Texas, Pollution Control Revenue* ..........   01/02/02      1.600          800,000
  1,900,000    Monroe County, Georgia, Pollution Control Revenue* .....   01/02/02      1.750        1,900,000
  2,000,000    New York State, Pollution Control Revenue* .............   01/02/02      1.750        2,000,000
    500,000    Port Arthur, Texas NAV (Texaco, Inc. Project)* .........   01/02/02      1.900          500,000
  1,500,000    Valdez, Alaska, Marine Terminal Revenue
                 (Exxon Co. Pipeline Project)* ........................   01/02/02      1.850        1,500,000
                                                                                                  ------------
               TOTAL INDUSTRIAL .......................................                             14,000,000
                                                                                                  ------------

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                                   (unaudited)

   Principal                                                              Maturity    Interest
    Amount                                                                  Date        Rate           Value
  ----------                                                              --------    ---------    ------------
               MISCELLANEOUS (7.1%)
 $1,500,000    California Housing Finance Agency* .....................   02/01/02      1.400%     $ 1,500,000
  4,000,000    California State .......................................   06/28/02      3.250        4,022,725
    675,000    Connecticut State Finance Housing Authority ............   05/15/02      5.200          682,910
  6,700,000    Michigan State Housing Development Authority
               Rental Housing Revenue* ................................   01/02/02      1.600        6,700,000
  1,000,000    New York State Local Government Assistance Corp.* ......   01/02/02      1.500        1,000,000
  2,170,000    New York, New York, City Transitional Finance Authority*   01/02/02      1.500        2,170,000
  1,000,000    New York, New York, City Transitional Finance Authority*   01/02/02      1.500        1,000,000
  5,000,000    Riverside County, California, Special Tax Revenue* .....   01/02/02      1.450        5,000,000
  1,000,000    West Virginia State Building Commission ................   07/01/02      5.000        1,012,065
                                                                                                  ------------
               TOTAL MISCELLANEOUS ....................................                             23,087,700
                                                                                                  ------------
               PRE-REFUNDED (a) (22.1%)
  1,125,000    Allegan, Michigan, Public School District ..............   05/01/02      5.875        1,158,221
  1,500,000    Bergen County, New Jersey, Water Pollution
                 Control Revenue ......................................   06/15/02      5.500        1,521,890
  1,000,000    Boston, Massachusetts ..................................   07/01/02      6.100        1,037,455
  3,555,000    Broward County, Florida ................................   01/01/02      5.500        3,555,000
  5,000,000    Caledonia, Michigan, Community Schools .................   05/01/02      6.700        5,178,238
  1,000,000    Cleveland, Ohio, Waterworks Revenue ....................   01/01/02      6.500        1,019,645
  1,630,000    Cleveland, Ohio, Waterworks Revenue ....................   01/01/02      6.250        1,662,593
  3,515,000    Cleveland, Ohio, Waterworks Revenue ....................   01/01/02      6.250        3,583,608
  2,500,000    Connecticut State ......................................   03/15/02      6.500        2,572,576
  1,500,000    Connecticut State ......................................   03/15/02      5.500        1,541,641
  1,000,000    Delaware State .........................................   03/01/02      6.000        1,026,546
  1,000,000    Delaware State .........................................   07/01/02      5.600        1,038,442
    500,000    Fairfax County, Virginia ...............................   06/01/02      5.500          516,384
  1,000,000    Fairfax County, Virginia ...............................   06/01/02      5.400        1,033,430
    900,000    Florida State ..........................................   07/01/02      6.250          926,378
  1,000,000    Florida State ..........................................   10/01/02      6.000        1,047,223
  1,500,000    Florida State Turnpike Authority .......................   07/01/02      6.300        1,544,676
    750,000    Florida State Turnpike Authority .......................   07/01/02      6.250          771,978
  1,030,000    Florida State, General Obligation ......................   06/01/02      6.250        1,054,882
    450,000    Florida State, Pollution Control Revenue ...............   07/01/02      6.600          462,646
    500,000    Honolulu, Hawaii, City & County ........................   03/01/02      6.250          512,875
  1,000,000    Louisiana State ........................................   05/01/02      6.300        1,034,700
    965,000    Metropolitan Government of Nashville &
                 Davidson County, Tennessee ...........................   05/15/02      6.125          994,978
  1,000,000    Metropolitan Government of Nashville &
                 Davidson County, Tennessee Water & Sewer .............   01/01/02      6.000        1,019,993
  1,425,000    Minnesota State ........................................   08/01/02      6.000        1,453,549
  1,415,000    New Jersey State .......................................   08/01/02      6.000        1,451,674
  1,145,000    New York State Local Government Assistance Corp. .......   04/01/02      7.000        1,182,672

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                                   (unaudited)

   Principal                                                              Maturity    Interest
    Amount                                                                  Date        Rate           Value
  ----------                                                              --------    ---------    ------------
               PRE-REFUNDED (a) (CONTINUED)
$   465,000    New York State Local Government Assistance Corp. .......   04/01/02      6.000%    $    479,220
  1,200,000    New York, New York .....................................   02/01/02      7.650        1,222,525
  5,600,000    Orange Twp, New Jersey .................................   02/01/02      6.600        5,728,580
  1,000,000    Pennsylvania Intergovernmental Cooperation
                 Authority Special Tax Revenue ........................   06/15/02      6.800        1,018,176
  3,550,000    Pflugerville, Texas, Independent School District .......   08/15/02      5.000        3,604,057
  1,000,000    Regional Transition Authority, Illinois ................   06/01/02      6.125        1,015,689
  1,000,000    Richmond, Virginia, Metropolitan Authority
                 Expressway Revenue ...................................   07/15/02      6.375        1,039,154
  2,035,000    San Antonio, Texas, Electricity & Gas ..................   02/01/02      5.750        2,061,760
  3,000,000    Southwest Allen, Indiana, School Building Corp. ........   01/15/02      6.375        3,034,970
  2,450,000    Texas State ............................................   04/01/02      5.500        2,519,022
  1,000,000    Virginia Beach, Virginia ...............................   07/15/02      5.700        1,040,684
  3,295,000    Washington County, Minnesota ...........................   02/01/02      5.900        3,305,638
  1,400,000    Washington County, Minnesota ...........................   02/01/02      5.800        1,404,407
  1,000,000    Washington State .......................................   02/01/02      6.375        1,012,789
  1,000,000    Washoe County, Nevada, School District .................   10/01/02      5.900        1,036,283
  2,000,000    Worcester, Massachusetts ...............................   05/15/02      6.900        2,074,395
                                                                                                  ------------
               TOTAL PRE-REFUNDED (a) .................................                             71,501,242
                                                                                                  ------------
               TRANSPORTATION (2.6%)
    500,000    New Mexico State Highway Commission Revenue ............   06/15/02      3.250          503,455
  1,725,000    Phoenix, Arizona, Airport Revenue ......................   07/01/02      5.750        1,751,152
  4,000,000    South Carolina Transportation Infrastructure Revenue* ..   01/02/02      1.900        4,000,000
    500,000    Springfield, Missouri, State Highway Improvement Corp. .   08/01/02      5.250          507,057
  1,655,000    Triborough, Bridge & Tunnel Authority, New York* .......   01/02/02      1.650        1,655,000
                                                                                                  ------------
               TOTAL TRANSPORTATION ...................................                              8,416,664
                                                                                                  ------------
               UTILITIES (0.7%)
    800,000    Washington State Public Power Supply System* ...........   01/02/02      1.750          800,000
  1,500,000    Washington State Public Power Supply System* ...........   01/02/02      1.700        1,500,000
                                                                                                  ------------
               TOTAL UTILITIES ........................................                              2,300,000
                                                                                                  ------------
               WATER/SEWER (1.7%)
  1,500,000    Boston, Massachusetts, Water & Sewer Revenue* ..........   01/03/02      1.500        1,500,000
  1,000,000    Massachusetts State Water Resources Authority* .........   01/02/02      1.500        1,000,000
  1,000,000    Metropolitan Government of Nashville &
                 Davidson County, Tennessee Water & Sewer* ............   01/02/02      1.850        1,000,000
  1,000,000    New York, New York, Water and Sewer Revenue* ...........   01/02/02      1.650        1,000,000
  1,110,000    Phoenix, Arizona, Water System Revenue .................   07/01/02      4.000        1,117,004
                                                                                                  ------------
               TOTAL WATER/SEWER ......................................                              5,617,004
                                                                                                  ------------
               TOTAL MUNICIPAL BONDS ..................................                            213,339,673
                                                                                                  ------------

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                                   (unaudited)

   Principal                                                              Maturity    Interest
    Amount                                                                  Date        Rate           Value
  ----------                                                              --------    ---------    ------------
               COMMERCIAL PAPER (33.5%)
$ 2,600,000    Baltimore County, Maryland .............................   02/05/02      1.400%    $  2,600,000
  3,000,000    Burke County, Georgia, Development Authority ...........   01/17/02      1.900        3,000,000
  4,000,000    Chesterfield County, Virginia ..........................   02/01/02      1.700        4,000,000
  2,000,000    Chesterfield County, Virginia ..........................   02/06/02      1.450        2,000,000
  1,000,000    City of Fort Worth, Texas ..............................   01/09/02      1.550        1,000,000
  1,000,000    City of Fort Worth, Texas ..............................   01/11/02      1.650        1,000,000
  2,000,000    City of Fort Worth, Texas ..............................   01/15/02      1.600        2,000,000
  3,845,000    City of Fort Worth, Texas ..............................   01/22/02      1.900        3,845,000
  1,500,000    City of Fort Worth, Texas ..............................   01/23/02      1.650        1,500,000
  3,500,000    City of Houston, Texas .................................   01/11/02      1.650        3,500,000
  4,000,000    City of Houston, Texas .................................   01/14/02      1.850        4,000,000
  2,800,000    City of Houston, Texas .................................   01/14/02      1.450        2,800,000
  3,000,000    City of San Antonio, Texas .............................   01/15/02      1.850        3,000,000
  1,000,000    City of San Antonio, Texas .............................   01/28/02      1.600        1,000,000
  2,800,000    City of San Antonio, Texas .............................   02/11/02      1.400        2,800,000
  4,900,000    City of San Antonio, Texas .............................   02/11/02      1.350        4,900,000
  3,000,000    Commonwealth of Massachusetts ..........................   02/04/02      1.450        3,000,000
  7,000,000    Commonwealth of Massachusetts ..........................   02/12/02      1.450        7,000,000
  3,660,000    Harris County, Texas ...................................   01/11/02      1.600        3,660,000
  2,700,000    Las Vegas Valley, Nevada, Water ........................   01/16/02      1.650        2,700,000
  1,000,000    Las Vegas Valley, Nevada, Water ........................   01/17/02      1.450        1,000,000
  2,000,000    Las Vegas Valley, Nevada, Water ........................   01/29/02      1.650        2,000,000
  4,000,000    Lincoln County, Nebraska ...............................   02/08/02      1.600        4,000,000
  2,000,000    Louisa, Virginia, Industrial Development Authority .....   01/24/02      1.550        2,000,000
  8,000,000    Louisa, Virginia, Industrial Development Authority .....   02/07/02      1.550        8,000,000
  2,000,000    Municipal Electric Authority, Georgia ..................   01/10/02      1.600        2,000,000
  1,220,000    Municipal Electric Authority, Georgia ..................   01/10/02      1.500        1,220,000
  2,422,000    Municipal Electric Authority, Georgia ..................   01/10/02      1.450        2,422,000
  6,000,000    New York City Municipal Water Finance Authority ........   01/15/02      1.800        6,000,000
  5,000,000    Orlando, Florida, Utilities Revenue ....................   01/09/02      1.550        5,000,000
  2,000,000    Salt River, Arizona ....................................   01/11/02      1.600        2,000,000
  1,400,000    Tennessee State School Bond ............................   01/16/02      1.650        2,000,000
  2,000,000    Tennessee State School Bond ............................   01/22/02      1.900        1,400,000
  1,600,000    Tennessee State School Bond ............................   01/30/02      1.400        4,000,000
  4,000,000    Tennessee State School Bond ............................   02/11/02      1.400        1,600,000
  4,310,000    Texas Tech University ..................................   01/14/02      1.550        4,310,000
                                                                                                  ------------
               TOTAL COMMERCIAL PAPER .................................                            108,257,000
                                                                                                  ------------

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 2001 (continued)
                                   (unaudited)

                                                                     Value
                                                                  ------------
TOTAL INVESTMENTS, AT AMORTIZED COST ................    99.4%    $321,596,673
OTHER ASSETS IN EXCESS OF LIABILITIES ...............     0.6        1,936,905
                                                        -----     ------------
NET ASSETS ..........................................   100.0%    $323,533,578
                                                        =====     ============

----------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

* Variable Rate Instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the December 31, 2001 coupon rate.


   The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2001
                                   (unaudited)

ASSETS:
      Investments, at amortized cost ........................       $321,596,673
      Interest receivable and other assets ..................          2,685,061
                                                                    ------------
            Total Assets ....................................        324,281,734
                                                                    ------------

LIABILITIES:
      Due to bank ...........................................              3,671
      Payables for:
         Investments purchased ..............................            503,590
         Shareholder servicing/eligible
          institution fees ..................................             73,386
         Investment advisory fees ...........................             44,032
         Administrative fees ................................             29,354
         Custodian fees .....................................             23,620
         Professional fees ..................................             10,000
         Board of Trustees' fees ............................              3,484
         Accrued expenses and other liabilities .............             57,019
                                                                    ------------
            Total Liabilities ...............................            748,156
                                                                    ------------
Net Assets for 323,533,578 fund shares outstanding ..........       $323,533,578
                                                                    ============
Net Assets Consist of:
      Paid-in capital .......................................       $323,533,578
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE ................              $1.00
                                                                           =====

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 2001
                                   (unaudited)

NET INVESTMENT INCOME:
      Income:
        Interest ..........................................         $ 3,086,117
                                                                    -----------
      Expenses:
        Shareholder services/eligible institution fees ....             344,768
        Investment advisory fees ..........................             206,261
        Administrative fees ...............................             137,508
        Custodian fees ....................................              89,380
        Board of Trustees' fees ...........................               6,812
        Miscellaneous expenses ............................               7,542
                                                                    -----------
        Total Expenses ....................................             792,271
            Expense offset arrangement ....................             (65,413)
                                                                    -----------
            Net Expenses ..................................             726,858
                                                                    -----------

NET INVESTMENT INCOME .....................................         $ 2,359,259
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                    For the
                                                six months ended     For the
                                                December 31, 2001   year ended
                                                   (unaudited)     June 30, 2001
                                                -----------------  -------------
INCREASE IN NET ASSETS:
  From Operations:
    Net investment income ....................   $   2,359,259    $   4,886,725
  Total declared as dividends
    to shareholders ..........................      (2,358,895)      (4,887,089)
                                                 -------------    -------------
      Net increase (decrease) in net assets ..             364             (364)
                                                 -------------    -------------
  From Fund Share (Principal) Transactions
    at Net Asset Value of $1.00 per share:
    Fund shares sold .........................     423,921,917      595,944,310
    Fund shares issued in reinvestment
      of dividends ...........................       1,202,890        3,514,408
    Fund shares repurchased ..................    (300,989,315)    (573,110,239)
                                                 -------------    -------------
      Net increase in net assets resulting
        from fund share transactions .........     124,135,492       26,348,479
                                                 -------------    -------------
            Total increase in net assets .....     124,135,856       26,348,115
NET ASSETS:
  Beginning of year ..........................     199,397,722      173,049,607
                                                 -------------    -------------
  End of period ..............................   $ 323,533,578    $ 199,397,722
                                                 =============    =============


   The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                              FINANCIAL HIGHLIGHTS
                       Selected per share data and ratios
                 for a share outstanding throughout each period

                                                                                        For the period from
                                         For the six                                     February 22, 1999
                                        months ended       For the year ended June 30,     (commencement
                                      December 31, 2001    ---------------------------   of operations) to
                                         (unaudited)           2001           2000         June 30, 1999
                                      -----------------    -----------     -----------  -------------------
Net asset value, beginning of period      $   1.00           $   1.00      $   1.00        $   1.00
Income from investment operations:
   Net investment income ...........          0.01               0.03          0.03            0.01
Dividends to shareholders from net
   investment income ...............         (0.01)             (0.03)        (0.03)          (0.01)
                                          --------           --------      --------        --------
Net asset value, end of period .....      $   1.00           $   1.00      $   1.00        $   1.00
                                          ========           ========      ========        ========
Total return(1) ....................          0.89%              3.20%         3.05%           1.03%
Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted) ...............      $323,534           $199,398      $173,050        $ 14,654
   Ratio of expenses to average
     net assets(1) .................          0.53%(2)(3)        0.65%         0.65%           0.65%(3)
   Ratio of net investment income to
     average net assets ............          1.70%(3)           3.17%         3.24%           2.63%(3)

----------
(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would be as follows:

      Expenses paid by the Fund ....           n/a               0.62%         0.62%           1.23%(3)
      Expense offset arrangement ...           n/a               0.03%         0.03%           0.05%(3)
                                                                 ----          ----            ----
      Net Expenses .................           n/a               0.65%         0.65%           1.28%(3)
                                                                 ====          ====            ====
      Total Return .................           n/a               3.20%         3.05%           0.40%

(2) The ratio of expenses to average net assets for the six months ended December 31, 2001 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangements not been in place, this ratio would have been 0.58%.

(3)   Annualized.


   The accompanying notes are an integral part of these financial statements.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Exempt Money Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 2001, there were four series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

            E. Other. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. For the six months ended December 31, 2001, the Fund incurred $206,261 for advisory services.

      Administrative Fees. The Trust has an administration agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBH has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBH. For the six months ended December 31, 2001, the Fund incurred $137,508 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 2001, the Fund incurred $344,768 for shareholder servicing/eligible institution services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 2001, the Fund incurred $6,812 for trustee fees.

                    THE 59 WALL STREET TAX EXEMPT MONEY FUND

                                   (unaudited)

      Custody Fees. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended December 31, 2001, the Fund incurred $89,380 for custody services. These fees were reduced $65,413 as a result of an expense offset arrangement with the Fund's custodian.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.2% to 15.9% of investments. At December 31, 2001, the five largest holdings by state were Texas 15.9%; Virginia 9.1%; New York 8.1%; Connecticut 7.0% and Massachusetts 5.4%.

      4. Subsequent Event. At the meeting of the Board of Trustees on November 9, 2001, the trustees approved a change in the name of the Fund to "BBH Tax Exempt Money Fund". The change will be effective upon the Fund's next prospectus filing on or about February 28, 2002.

The 59 Wall Street Trust

Investment Adviser and
 Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Exempt Money Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                                   Tax Exempt
                                   Money Fund
                               SEMI-ANNUAL REPORT
                                December 31, 2001